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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Ultra Short Opportunities Fund, for the quarter ended September 30, 2008. This one series has a June 30 fiscal year end.

Date of reporting period: September 30, 2008

Item 1 – Schedule of Investments

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND* SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.0%
FIXED-RATE 0.0%
FNMA, 6.50%, 08/01/2010 +	$4,707	$4,803
GNMA, 6.50%, 12/15/2008-10/15/2010 +	7,388	7,481

Total Agency Mortgage-Backed Pass Through Securities (cost $12,021)		12,284

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.1%
FHLMC, Ser. 2005-S001:
Class 1B2, 4.57%, 09/25/2035 +	1,803,336	682,473
Class 1B3, 4.41%, 09/25/2035 +	2,705,004	2,438,561

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $4,456,986)		3,121,034

ASSET-BACKED SECURITIES 8.5%
Acacia CDO, Ltd.:
Ser. 08A, Class C, FRN, 4.00%, 08/10/2045 144A ☐ +	4,000,000	1,200,000
Ser. 10A:
Class C, FRN, 1.00%, 09/07/2046 144A + •	10,213,933	204,279
Class D, FRN, 8.49%, 09/07/2046 144A ☐ + •	5,151,207	0
Altius Funding, Ltd., Ser. 2006-3A, Class C, FRN, 6.56%, 12/02/2041 144A ☐ + •	4,041,856	40,419
American Gen. Mtge. Loan Trust, Ser. 2003-1, Class M2, 4.69%, 04/25/2033 +	2,576,524	1,541,686
C-Bass, Ltd.:
Ser. 11A, Class C, FRN, 4.13%, 09/15/2039 144A +	5,000,000	125,000
Ser. 11A, Class D, FRN, 5.52%, 09/15/2039 144A +	3,562,500	71,250
Ser. 13A, Class C, FRN, 3.89%, 03/17/2040 144A +	1,500,000	63,000
Ser. 13A, Class D, FRN, 5.16%, 03/17/2040 144A +	3,470,000	131,860
Ser. 15A, Class C, FRN, 5.93%, 02/16/2041 144A + •	4,500,000	450
Credit-Based Asset Servicing and Securitization, LLC, Ser. 2003-CB3, Class AF1, 2.88%, 12/25/2032 +	506,793	424,588
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.93%, 06/25/2024 +	332,054	330,862
First Franklin Mtge. Loan NIM Corp., Ser. 2004-FFH3, Class N3, 8.00%, 12/25/2034 144A ☐ + •	2,686,056	0
Long Beach Asset Holdings Corp. NIM Trust:
Ser. 2005-WL1, Class N1, 5.19%, 06/25/2045 144A ☐ +	20,328	195
Ser. 2005-WL1, Class N2, 7.39%, 06/25/2046 144A ☐ +	7,000,000	8,522
Ser. 2006-1, Class N1, 6.00%, 02/25/2046 144A ☐ + •	3,091,845	4,326
Ser. 2006-2, Class N1, 5.78%, 04/25/2046 144A ☐ + •	1,579,207	5,128
Ser. 2006-2, Class N2, 7.63%, 04/25/2046 144A ☐ + •	3,000,000	0
Nautilus RMBS CDO, Ltd.:
Ser. 2005-1A, Class A1J, FRN, 3.29%, 07/07/2040 144A +	1,870,250	1,448,191
Ser. 2005-1A, Class A2, FRN, 3.49%, 07/07/2040 144A +	3,740,500	2,118,133
Ser. 2005-1A, Class A3, FRN, 4.29%, 05/24/2035 144A +	11,595,550	6,009,394
Ser. 2005-2A, Class A3, FRN, 1.00%, 11/05/2040 144A ☐ + •	8,021,180	0
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.82%, 02/08/2047 144A ☐ + •	13,000,000	0
Option One CTS Adjustable Rate Mtge. Trust, Ser. 1996-1, Class A1, 6.90%, 04/25/2026 +	82,089	81,740
Renaissance Home Equity Loan Trust, Ser. 2006-2, Class N, 6.29%, 08/25/2036 144A ☐ +	850,550	109,078
Residential Asset Mtge. Products, Inc., Ser. 2001-RS1, Class AI4, 7.51%, 03/25/2031 +	1,019,102	732,919
Sandelman Realty Comml. Real Estate CDO, Ser. 2007-1A, Class A2, FRN, 3.59%, 03/23/2010 144A +	10,000,000	6,902,300
Telos CLO, Ltd., Ser. 2006-1A, Class D, FRN, 4.49%, 10/11/2021 144A +	4,000,000	2,177,800

Total Asset-Backed Securities (cost $116,017,081)		23,731,120

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.8%
FLOATING-RATE 0.8%
Capmark, Ltd., Ser. 2006-7A, Class B, 2.86%, 08/15/2036 144A + (cost $4,481,899)	4,500,000	2,071,935

CORPORATE BONDS 2.0%
FINANCIALS 2.0%
Diversified Financial Services 2.0%
Emigrant Capital Trust I, FRN, 5.24%, 12/10/2033 144A ☐ + (cost $14,549,219)	14,500,000	5,437,500

1

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND* SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 9.1%
FIXED-RATE 3.6%
Countrywide Home Loans, Inc., Ser. 2006-J1, Class 1A5, 5.75%, 02/25/2036 +	$1,740,000	$1,307,540
DSLA NIM Corp., Ser. 2007-AR1, Class N2, 8.35%, 03/19/2037 144A ☐ +	761,123	328,832
GSMPS Mtge. Loan Trust, Ser. 2001-2, Class A, 7.50%, 06/19/2032 144A +	3,208,330	3,424,381
Harborview NIM Corp.:
Ser. 2006-12, Class N2, 8.35%, 12/19/2036 144A ☐ + •	7,919,415	1,441,212
Ser. 2006-14, Class N2, 8.35%, 12/19/2036 144A ☐ + •	5,161,013	1,414,408
Ser. 2006-SB1, Class N1, 6.41%, 12/19/2036 144A ☐ + •	2,658,537	122,044
Ser. 2006-SB1, Class N2, 8.35%, 12/19/2036 144A ☐ + •	1,271,000	43,940
Ser. 2007-01A, Class N2, 8.35%, 03/19/2037 144A ☐ + •	10,151,953	1,528,232
Residential Accredit Loans, Inc. NIM Corp., Ser. 2006-Q04, Class N2, 7.63%, 04/25/2046 144A ☐ +	386,985	116,386
Sharps SP I, LLC NIM Trust, Ser. 2006-AHM5, Class N1, 6.75%, 11/25/2046 144A +	329,093	329,737

		10,056,712

FLOATING-RATE 5.5%
Adjustable Rate Mtge. Trust, Ser. 2005-9, Class 4A2, 5.35%, 11/25/2035 ☐ +	5,765,118	1,647,744
Banc of America Funding Corp., Ser. 2006-D, Class 2A1, 5.68%, 05/20/2036 +	2,672,288	1,853,873
Countrywide Home Loans, Inc., Ser. 2004-HYB8, Class 1-M1, 5.27%, 01/20/2035 +	3,614,181	355,780
First Horizon Alternative Mtge. Securities, Ser. 2005-AA10, Class 2A1, 5.75%, 12/25/2035 +	2,112,132	1,502,604
Harborview Mtge. Loan Trust:
Ser. 2004-6, Class 1A, 4.52%, 08/19/2034 +	2,056,623	1,477,601
Ser. 2005-7, Class 1A2, 4.92%, 06/19/2045 +	9,636,368	6,343,043
Residential Accredit Loans, Inc., Ser. 2002, Class A7A, 3.61%, 09/25/2017 +	174,340	163,581
Washington Mutual Mtge. Securities Corp., Ser. 2005-AR3, Class A3, 4.64%, 03/25/2035 +	1,578,300	1,093,968
Washington Mutual, Inc., Ser. 2004-AR6, Class B2, 3.60%, 05/25/2044 +	1,940,656	833,628

		15,271,822

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $63,063,705)		25,328,534

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 19.7%
FIXED-RATE 2.6%
EquiFirst, Inc., Ser. 2004-2, Class N3, 7.87%, 10/25/2034 144A ☐ + •	1,121,995	0
First Horizon Mtge. Pass-Through Trust, Ser. 2005-AR4, Class 1A2, 4.69%, 09/25/2035 +	545,239	359,740
MASTR Adjustable Rate Mtge. Trust, Ser. 2003-1, Class 2A3, 4.65%, 12/25/2032 +	22,175	19,507
MASTR Alternative Loan Trust, Ser. 2005-2, Class 1A2, 6.50%, 03/25/2035 +	496,991	386,092
Nomura Asset Acceptance Corp. Reperforming Loan Trust, Ser. 2004-R2, Class A2, 7.00%, 10/25/2034 144A +	2,187,775	2,069,412
RBSGC Mtge. Loan Trust, Ser. 2005-RP1, Class 1B2, 5.79%, 12/25/2034 144A +	1,172,155	177,978
Structured Asset Securities Corp., Ser. 2006-RF4, Class 2A2, 6.00%, 10/25/2036 144A +	5,200,246	4,334,716

		7,347,445

FLOATING-RATE 17.1%
Banc of America Mtge. Securities, Inc.:
Ser. 2002-E, Class A1, 5.94%, 06/20/2031 +	1,095,726	1,005,395
Ser. 2002-K, Class 2A1, 5.99%, 10/20/2032 +	100,817	86,016
Ser. 2003-F, Class 3A1, 3.99%, 07/25/2033 +	326,891	287,896
Bear Stearns Alternative Loan Trust, Ser. 2003-6, Class 4A, 5.65%, 01/25/2034 +	1,697,957	1,466,899
Countrywide Home Loans, Inc.:
Ser. 2004-23, Class A, 4.58%, 11/25/2034 +	4,543,061	4,143,317
Ser. 2004-HYB8, Class 5A1, 5.24%, 01/20/2035 +	1,478,073	1,176,504
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-AR17, Class 2A1, 6.52%, 12/19/2039 +	61,705	52,654
Ser. 2003-AR20, Class A4, 4.56%, 08/25/2033 +	1,741,912	1,697,774
Ser. 2004-AR02, Class 3A1, 5.16%, 03/25/2034 +	677,216	511,034
DSLA Mtge. Loan Trust:
Ser. 2004-AR3, Class 1A1B, 5.38%, 07/19/2044 +	66,431	34,910
Ser. 2005-AR1, Class X2, IO, 0.41%, 03/19/2045 +	34,494,375	627,453
Ser. 2005-AR2, Class X2, IO, 1.26%, 03/19/2045 +	82,178,439	4,880,577
First Horizon Mtge. Pass-Through Trust, Ser. 2005-2, Class 3A2, IIFRN, 16.36%, 10/25/2032 +	1,146,245	1,182,191

2

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND* SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
Housing Securities, Inc., Ser. 92-Sl, Class A2, 4.71%, 05/25/2016 +	$124,533	$126,859
IMPAC Secured Assets Corp., Ser. 2005-1, Class 5A6, 3.52%, 07/25/2035 +	265,716	158,032
IndyMac INDX Mtge. Loan Trust:
Ser. 2004-AR14, Class AX2, IO, 0.53%, 01/25/2035 ☐ +	31,171,917	920,899
Ser. 2005-AR3, Class 4A1, 5.44%, 04/25/2035 +	3,040,037	2,244,098
Ser. 2005-AR8, Class AX2, IO, 1.18%, 04/25/2035 +	60,823,025	853,955
Ser. 2006-AR4, Class M6, 4.96%, 05/25/2046 +	4,000,000	342,160
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class 4A1, 6.14%, 01/25/2034 +	1,908,376	1,898,891
Ser. 2004-8, Class 7A1, 5.40%, 09/25/2034 +	3,581,698	3,294,294
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.89%, 05/25/2046 144A +	18,182,206	16,740,854
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2005-7, Class 7AX, IO, 0.95%, 03/25/2035 +	26,803,097	302,875
Structured Asset Securities Corp.:
Ser. 2003-37A, Class 7A, 6.06%, 12/25/2033 +	27,553	27,978
Ser. 2003-40A, Class 5A, 5.50%, 01/25/2034 +	3,828,255	3,519,870

		47,583,385

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $75,981,743)		54,930,830

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 34.9%
FIXED-RATE 13.6%
Countrywide Alternative Loan Trust:
Ser. 2002-07, Class M, 7.00%, 08/25/2032 +	7,219,521	6,091,687
Ser. 2002-16, Class B1, 6.00%, 12/25/2032 +	2,375,925	1,635,991
Ser. 2002-18, Class M, 6.00%, 02/25/2033 +	5,269,776	3,042,678
Ser. 2002-28, Class M, 6.50%, 10/25/2032 +	4,127,475	3,263,017
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-1, Class DB3, 6.56%, 02/25/2033 +	2,410,011	1,386,196
MASTR Resecuritization Trust:
Ser. 2004-1, 4.75%, 07/01/2033 ☐ +	3,946,016	2,268,565
Ser. 2004-2, 5.25%, 03/25/2034 ☐ +	9,580,445	4,845,789
Ser. 2004-3, 5.00%, 03/25/2034 ☐ +	5,643,345	2,514,675
Ser. 2005-2, 4.75%, 03/28/2034 ☐ +	6,720,987	3,454,587
Structured Asset Securities Corp.:
Ser. 2002-17, Class B1, 6.10%, 09/25/2032 +	1,863,699	1,671,916
Ser. 2002-17, Class B2, 6.10%, 09/25/2032 +	3,043,332	3,028,845
Ser. 2003-8, Class 2A3, 5.00%, 04/25/2033 +	368,799	324,108
Ser. 2005-4XS, Class 2A1A, 5.07%, 03/25/2035 +	902,537	666,586
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A +	12,440,760	2,292,086
Washington Mutual, Inc., Ser. 2002-S5, Class B3, 6.39%, 09/25/2032 +	1,645,533	1,529,139

		38,015,865

FLOATING-RATE 21.3%
Banc of America Funding Corp.:
Ser. 2005-E, Class DB1, 5.63%, 06/20/2035 ☐ +	10,353,706	1,922,062
Ser. 2005-E, Class DB2, 5.63%, 06/20/2035 ☐ +	3,422,996	413,566
Banc of America Mtge. Securities, Inc.:
Ser. 2002-G, Class 2B3, 6.29%, 07/20/2032 +	323,762	35,031
Ser. 2002-K, Class B4, 6.36%, 10/20/2032 144A +	216,357	45,370
Ser. 2004-G, Class B3, 4.65%, 08/25/2034 +	3,666,682	1,742,793
Ser. 2004-H, Class B2, 4.69%, 09/25/2034 +	2,853,092	1,913,207
Ser. 2004-H, Class B3, 4.69%, 09/25/2035 +	1,535,887	527,863
Ser. 2004-I, Class B3, 4.83%, 10/25/2035 +	1,535,531	778,243
Countrywide Home Loans, Inc.:
Ser. 2004-HYB8, Class 1B1, 5.27%, 01/20/2035 +	2,457,924	281,359
Ser. 2004-HYB8, Class 1B2, 5.27%, 01/20/2035 +	1,879,795	1,009,167
Ser. 2004-HYB8, Class 1M2, 5.27%, 01/20/2035 +	3,180,877	313,126

3

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND* SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-AR05, Class 1A2, 6.50%, 01/25/2033 +	$8,730	$6,498
Ser. 2003-AR05, Class 2A3, 5.97%, 01/25/2033 +	71,218	53,116
Ser. 2003-AR09, Class 1A3, 5.69%, 03/25/2033 +	2,692	2,104
Ser. 2003-AR15, Class 2A2, 5.21%, 06/25/2033 +	460,228	450,482
Ser. 2003-AR18, Class 2A4, 5.08%, 07/25/2033 +	242,439	228,080
Ser. 2003-AR24, Class 2A4, 4.71%, 09/25/2033 +	3,092,067	3,038,628
Ser. 2003-AR26, Class 9M1, 4.56%, 10/25/2033 +	1,710,128	1,636,715
Ser. 2003-AR28, Class 6M1, 4.06%, 12/25/2033 +	7,997,906	6,523,732
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class 2A2, 5.35%, 11/19/2034 +	568,465	445,388
Ser. 2004-7, Class B2, 5.46%, 11/19/2034 +	1,281,085	469,386
Ser. 2004-7, Class B3, 5.46%, 11/19/2034 ☐ +	3,311,182	916,966
Ser. 2005-8, Class 2B3, 5.43%, 02/19/2035 ☐ +	7,758,246	1,141,171
Ser. 2005-8, Class 2B4, 5.43%, 02/19/2035 +	5,104,573	1,090,592
Lehman Structured Securities Corp.:
Ser. 2004-2, Class M-2, 5.78%, 02/28/2033 144A +	2,027,990	1,617,371
Ser. 2004-2, Class M-3, 5.78%, 02/28/2033 144A +	2,542,030	1,374,348
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class B3, 5.50%, 02/25/2034 +	1,646,897	1,066,877
Ser. 2004-15, Class B3, 5.30%, 12/25/2034 +	2,992,585	1,916,571
Merrill Lynch Mtge. Investors, Inc., Ser. 2006-AF1, Class AV1B, 6.14%, 09/25/2036 +	3,321,758	2,897,502
MLCC Mtge. Investors Trust, Ser. 2003-G, Class B1, 4.33%, 01/25/2029 144A +	861,324	834,081
MortgageIT Trust:
Ser. 2005-4, Class B1, 4.31%, 10/25/2035 +	637,303	253,354
Ser. 2005-4, Class B2, 4.96%, 10/25/2035 +	637,303	232,826
Ser. 2005-4, Class M3, 3.78%, 10/25/2035 +	1,911,910	818,040
Ser. 2005-4, Class M4, 3.86%, 10/25/2035 +	1,023,509	348,230
Structured Adjustable Rate Mtge. Loan Trust:
Ser. 2004-08, Class B3, 4.83%, 07/25/2034 +	7,191,851	2,651,251
Ser. 2004-14, Class B6, 4.94%, 10/25/2034 ☐ +	4,594,926	1,328,726
Ser. 2004-16, Class 1A, 5.57%, 11/25/2034 +	9,181,224	8,583,526
Ser. 2004-16, Class B6, 5.43%, 11/25/2034 ☐ +	5,804,496	1,247,250
Ser. 2004-16, Class 1A3, 5.57%, 11/25/2034 +	680,091	259,541
Ser. 2004-18, Class 3A2, 5.37%, 12/25/2034 +	5,863,423	2,511,053
Ser. 2005-12, Class B4, 5.34%, 06/25/2035 +	2,717,292	659,731
Ser. 2005-12, Class B6, 5.34%, 06/25/2035 +	2,849,575	326,561
Ser. 2006-7, Class 1A2, 5.79%, 08/25/2036 ☐ +	4,313,738	756,286
Structured Asset Mtge. Investments, Inc., Ser. 2003-AR2, Class B1, 3.47%, 12/19/2033 +	964,090	681,526
Structured Asset Securities Corp., Ser. 2004-2AC, Class B, 5.01%, 02/25/2034 +	518,203	283,718
Washington Mutual, Inc.:
Ser. 2004-AR2, Class B1, 4.48%, 04/25/2044 +	3,108,285	1,990,875
Ser. 2004-AR2, Class B2, 4.48%, 04/25/2044 +	2,693,488	1,593,075

		59,216,964

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $187,302,796)		97,232,829

YANKEE OBLIGATIONS – CORPORATE 7.2%
FINANCIALS 7.2%
Diversified Financial Services 7.2%
MMCAPS Funding XIX, Ltd., FRN, 4.29%, 01/12/2038 144A +	1,000,000	217,710
Preferred Term Securities VIII, Ltd., FRN, 4.71%, 01/03/2033 144A +	10,000,000	2,846,400
Preferred Term Securities XI, Ltd., FRN, 5.30%, 09/24/2033 144A +	500,000	123,475
Preferred Term Securities XII, Ltd., FRN, 4.43%, 12/24/2033 144A ☐ +	20,900,000	5,225,000
Preferred Term Securities XIII, Ltd., FRN, 4.38%, 03/24/2034 144A +	6,000,000	1,230,300
Preferred Term Securities XIV, Ltd., FRN, 4.38%, 06/24/2034 144A ☐ +	8,820,000	2,205,000

4

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND* SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS continued
Diversified Financial Services continued
Preferred Term Securities XXIII, Ltd., FRN:
2.98%, 12/22/2036 144A +	$5,706,960	$1,602,799
4.38%, 12/22/2036 144A +	11,285,615	1,432,709
Regional Diversified Funding, FRN, 4.12%, 01/25/2036 144A +	5,000,000	1,070,750
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 4.35%, 01/25/2035 144A ☐ +	16,000,000	4,000,000

Total Yankee Obligations – Corporate (cost $84,162,906)		19,954,143

	Shares	Value

SHORT-TERM INVESTMENTS 16.7%
MUTUAL FUND SHARES 16.7%
Evergreen Institutional Money Market Fund, Class I, 2.79% ø q (cost $46,508,500)	46,508,500	46,508,500

Total Investments (cost $596,536,856) 100.0%		278,328,709
Other Assets and Liabilities (100.0%)		(278,328,709)

Net Assets 0.0%		$0

*	The Fund’s Board of Trustees adopted a plan of liquidation for the Fund on June 18, 2008, and made a liquidating distribution to shareholders.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin

On September 30, 2008, the aggregate cost of securities for federal income tax purposes was $596,651,982. The gross unrealized appreciation and depreciation on securities based on tax cost was $0 and $318,323,273, respectively, with a net unrealized depreciation of $318,323,273.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

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EVERGREEN ULTRA SHORT OPPORTUNITIES FUND* SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Payable to affiliate

Level 1 – Quoted Prices	$46,508,500	$0
Level 2 – Other Significant Observable Inputs	221,263,155	0
Level 3 – Significant Unobservable Inputs	10,557,054	280,555,453

Total	$278,328,709	$280,555,453

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Payable to affiliate

Balance as of June 30, 2008	$36,860,342	$426,631,387
Realized gain (loss)	44,026	0
Change in unrealized appreciation (depreciation)	(14,241,241)	(146,075,934)
Net purchases (sales)	(7,205,401)	0
Transfers in and/or out of Level 3	(4,900,672)	0

Balance as of September 30, 2008	$10,557,054	$280,555,453

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Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: December 1, 2008

By:
Kasey Phillips Principal Financial Officer

Date: December 1, 2008